Earnings/(Loss) Per Share (Details) $ / shares in Units, shares in Thousands, $ in Millions	6 Months Ended								12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares shares		Jun. 30, 2021 $ / shares		Jun. 30, 2020 USD ($) $ / shares shares		Jun. 30, 2020 $ / shares		Dec. 31, 2020 USD ($) $ / shares shares		Dec. 31, 2020 $ / shares [4]	Dec. 31, 2019 USD ($) $ / shares shares		Dec. 31, 2019 $ / shares [4]	Dec. 31, 2018 USD ($) $ / shares shares		Dec. 31, 2018 $ / shares [4]
Earnings/(Loss) per share[line items]
Profit (loss) attributable to equity holders of the Company (US$ in millions) | $	$ (381)				$ (716)				$ (1,523)			$ 2,033			$ 1,875
Weighted average number of shares for basic earnings/(loss) per share (thousand shares)	8,091,995				8,088,743				8,089,202			8,085,149			8,078,946
Adjustments for share options (thousand shares)	0	[1]			0	[1]			0	[2]		5,057	[2]		7,328	[2]
Weighted average number of shares for diluted earnings/(loss) per share (thousand shares)	8,091,995				8,088,743				8,089,202			8,090,206			8,086,274
Earnings/(loss) per share, basic | (per share)	$ (0.0471)	[3]	$ (0.3657)		$ (0.0885)	[3]	$ (0.6859)		$ (0.1882)		$ (1.4590)	$ 0.2514		$ 1.9579	$ 0.2321		$ 1.8175
Earnings/(loss) per share, diluted | (per share)	$ (0.0471)	[3]	$ (0.3657)		$ (0.0885)	[3]	$ (0.6859)		$ (0.1882)		$ (1.4590)	$ 0.2513		$ 1.9571	$ 0.2319		$ 1.8159
Hong Kong, Dollars [Member]
Earnings/(Loss) per share[line items]
Exchange rate for translation	7.7634	[3]	7.7634	[3]	7.7504	[3]	7.7504	[3]	7.7526	[4]	7.7526	7.7879	[4]	7.7879	7.8306	[4]	7.8306

[1]	The computation of the diluted loss per share for the six months ended June 30, 2021 and 2020 did not assume the exercise of the Company’s share options because the exercise would result in a decrease in loss per share.
[2]	The computation of the diluted loss per share for the year ended December 31, 2020 did not assume the exercise of the Company's share options because the exercise would result in a decrease in loss per share.
[3]	The translation of US$ amounts into HK$ amounts has been made at the exchange rate of US$1.00 to HK$7.7634 (six months ended June 30, 2020: US$1.00 to HK$7.7504).
[4]	The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2018, 2019 and 2020 of US$1.00 to HK$7.8306, US$1.00 to HK$7.7879 and US$1.00 to HK$7.7526, respectively.